UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                 Investment Company Act file number  811-07959
                                                     ---------

                             ADVISORS SERIES TRUST
                             ---------------------
               (Exact name of registrant as specified in charter)

                              615 E. MICHIGAN ST.
                              MILWAUKEE, WI 53202
                              -------------------
              (Address of principal executive offices) (Zip code)

                                ERIC M. BANHAZL
                             ADVISORS SERIES TRUST
                       2020 EAST FINANCIAL WAY, SUITE 100
                               GLENDORA, CA 91741
                               ------------------
                    (Name and address of agent for service)

                                 (414) 765-5340
                                 --------------
               Registrant's telephone number, including area code

Date of fiscal year end: APRIL 30, 2005
                         --------------

Date of reporting period:  OCTOBER 31, 2004
                           ----------------

ITEM 1. REPORT TO STOCKHOLDERS.
------------------------------

                             SEGALL BRYANT & HAMILL
                                  MID CAP FUND

                               Semi-Annual Report
                                October 31, 2004

ALLOCATION OF PORTFOLIO ASSETS
AT OCTOBER 31, 2004 (UNAUDITED)

Advertising                                     2%
Aerospace/Defense                               2%
Banks                                           9%
Broadcasting-Media                              4%
Computer Products/Services                      7%
Consumer Products                               3%
Electronics                                     2%
Engineering                                     2%
Financial                                       5%
Financial Guarantee Insurance                   1%
Food                                            2%
Healthcare                                     11%
Hotels & Motels                                 2%
Industrial Gases                                2%
Insurance                                       2%
Internet                                        1%
Laboratory Equipment/Instruments                1%
Leisure                                         2%
Manufacturing                                   8%
Personal Care                                   1%
Petroleum                                       4%
Radio                                           1%
Retail                                          5%
Services                                        3%
Technology                                      4%
Telecommunication Equipment                     2%
Transportation                                  1%
Waste Disposal                                  4%
Money Market Funds                              7%

EXPENSE EXAMPLE AT OCTOBER 31, 2004 (UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (5/1/04 - 10/31/04).

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses, with actual net expenses being limited to 1.40% per the advisory agreement. Although the Fund charges no sales load or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks, and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund's transfer agent. The example below includes, but is not limited to, management fees, fund accounting, custody and transfer agent fees. However, the example below does not include portfolio trading commissions. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                   Beginning        Ending     Expenses Paid
                                    Account        Account     During Period
                                     Value          Value         5/1/04 -
                                     5/1/04        10/31/04       10/31/04
                                   ---------       --------       --------
Actual                             $1,000.00      $1,035.20        $7.18
Hypothetical (5% return            $1,000.00      $1,018.15        $7.12
  before expenses)

* Expenses are equal to the Fund's annualized expense ratio of 1.40%, multiplied by the average account value over the period, multiplied by 184 (days in most recent fiscal half-year) divided by 365 days to reflect the one-half year expense.

SCHEDULE OF INVESTMENTS
AT OCTOBER 31, 2004 (UNAUDITED)

    Shares   COMMON STOCKS:  94.74%                               Market Value
    ------   ----------------------                               ------------
             ADVERTISING:  2.15%
     8,250   Lamar Advertising Co.*<F2>                            $   341,715
                                                                   -----------

             AEROSPACE/DEFENSE:  1.57%
     7,000   Rockwell Collins, Inc.                                    248,290
                                                                   -----------

             BANKS:  8.77%
     4,075   City National Corp.                                       280,768
     2,500   Comerica, Inc.                                            153,775
     5,400   North Fork Bancorporation, Inc.                           238,140
     5,525   Northern Trust Corp.                                      235,033
    11,100   SouthTrust Corp.                                          483,627
                                                                   -----------
                                                                     1,391,343
                                                                   -----------

             BROADCASTING-MEDIA:  3.99%
     7,720   Liberty Media International,
               Inc. - Class A*<F2>                                     278,306
    11,450   Univision Communications,
               Inc. - Class A*<F2>                                     354,492
                                                                   -----------
                                                                       632,798
                                                                   -----------

             COMPUTER PRODUCTS/SERVICES:  6.84%
     6,475   Affiliated Computer Services,
               Inc. - Class A*<F2>                                     353,211
     2,175   CDW Corp.                                                 134,915
     6,750   Diebold, Inc.                                             322,987
    10,325   SunGard Data Systems, Inc.*<F2>                           273,509
                                                                   -----------
                                                                     1,084,622
                                                                   -----------

             CONSUMER PRODUCTS:  3.34%
     9,050   Pactiv Corp.*<F2>                                         214,394
    12,650   Rayovac Corp.*<F2>                                        315,112
                                                                   -----------
                                                                       529,506
                                                                   -----------

             ELECTRONICS:   1.57%
     8,225   Microchip Technology, Inc.                                248,806
                                                                   -----------

             ENGINEERING:  2.09%
     8,125   Jacobs Engineering Group, Inc.*<F2>                       330,931
                                                                   -----------

             FINANCIAL:  5.55%
     4,660   Ambac Financial Group, Inc.                               363,760
     5,185   Eaton Vance Corp.                                         226,170
     7,225   Jefferies Group, Inc. (New)                               289,939
                                                                   -----------
                                                                       879,869
                                                                   -----------

             FINANCIAL GUARANTEE INSURANCE:  1.24%
     3,050   MGIC Investment Corp.                                     196,145
                                                                   -----------

             FOOD:  1.99%
    13,550   Performance Food Group Co.*<F2>                           315,173
                                                                   -----------

             HEALTHCARE:  10.87%
     3,950   Biomet, Inc.                                              184,386
     6,375   Charles River Laboratories
               International, Inc.*<F2>                                298,286
     7,050   Health Management Associates,
               Inc. - Class A                                          145,653
     8,625   Hospira, Inc.*<F2>                                        275,224
     7,225   Renal Care Group, Inc.*<F2>                               228,021
     5,925   Respironics, Inc.*<F2>                                    302,708
     7,225   Varian Medical Systems, Inc.*<F2>                         290,084
                                                                   -----------
                                                                     1,724,362
                                                                   -----------

             HOTELS & MOTELS:  1.64%
     4,775   Marriott International, Inc. - Class A                    260,190
                                                                   -----------

             INDUSTRIAL GASES:  1.56%
     4,650   Air Products and Chemicals, Inc.                          247,287
                                                                   -----------

             INSURANCE:  2.54%
     5,550   Principal Financial Group, Inc.                           209,568
     4,925   Protective Life Corp.                                     193,552
                                                                   -----------
                                                                       403,120
                                                                   -----------

             INTERNET:  1.27%
     5,650   Avocent Corp.*<F2>                                        201,140
                                                                   -----------

             LABORATORY EQUIPMENT/
               INSTRUMENTS:  1.45%
     4,000   Fisher Scientific International, Inc.*<F2>                229,440
                                                                   -----------

             LEISURE:  1.65%
     5,600   Royal Caribbean Cruises, Ltd.#<F3>                        260,960
                                                                   -----------

             MANUFACTURING:  8.18%
     2,325   Danaher Corp.                                             128,177
     9,537   Graco, Inc.                                               328,073
     7,575   Littelfuse, Inc.*<F2>                                     247,097
     5,475   Mettler-Toledo International, Inc.*<F2>                   262,253
     5,375   Roper Industries, Inc.                                    331,423
                                                                   -----------
                                                                     1,297,023
                                                                   -----------

             PERSONAL CARE:  1.50%
     5,550   The Estee Lauder Companies,
               Inc. - Class A                                          238,372
                                                                   -----------

             PETROLEUM:  4.44%
     4,855   Apache Corp.                                              246,148
     6,950   Global Santa Fe Corp.#<F3>                                205,025
     4,365   Smith International, Inc.*<F2>                            253,519
                                                                   -----------
                                                                       704,692
                                                                   -----------

             RADIO:  1.49%
    16,100   Radio One, Inc. - Class A*<F2>                            235,865
                                                                   -----------

             RETAIL:  5.55%
    10,250   Family Dollar Stores, Inc.                                302,888
     5,250   Kohl's Corp.*<F2>                                         266,490
     7,201   O'Reilly Automotive, Inc.*<F2>                            310,075
                                                                   -----------
                                                                       879,453
                                                                   -----------

             SERVICES:  3.08%
     7,400   ChoicePoint, Inc.*<F2>                                    308,062
     5,340   Ecolab, Inc.                                              180,759
                                                                   -----------
                                                                       488,821
                                                                   -----------

             TECHNOLOGY:  4.03%
     7,985   Intuit, Inc.*<F2>                                         362,200
    18,862   Symbol Technologies, Inc.                                 277,083
                                                                   -----------
                                                                       639,283
                                                                   -----------

             TELECOMMUNICATION
               EQUIPMENT:  1.55%
    17,625   Andrew Corp.*<F2>                                         246,398
                                                                   -----------

             TRANSPORTATION:  1.05%
     3,100   C.H. Robinson Worldwide, Inc.                             167,214
                                                                   -----------

             WASTE DISPOSAL:  3.79%
    12,225   Republic Services, Inc.                                   376,530
     4,950   Stericycle, Inc.*<F2>                                     224,383
                                                                   -----------
                                                                       600,913
                                                                   -----------
             Total Common Stocks
               (Cost $12,563,493)                                   15,023,732
                                                                   -----------

             SHORT-TERM INVESTMENTS:  6.90%
 1,094,054   Federated Cash Trust Money Market
               (Cost $1,094,054)                                     1,094,054
                                                                   -----------

             Total Investments in Securities
               (Cost $13,657,547):  101.64%                         16,117,785
             Liabilities in Excess of
               Other Assets:  (1.64%)                                 (259,706)
                                                                   -----------
             Net Assets:  100.00%                                  $15,858,079
                                                                   -----------
                                                                   -----------

*<F2>  Non-income producing security.
#<F3>  U.S. exchange traded security of a foreign issuer.

See accompanying Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES
AT OCTOBER 31, 2004 (UNAUDITED)

ASSETS
   Investments in securities, at value
     (Identified cost $13,657,547)                                 $16,117,785
   Receivables
       Dividends and interest                                            5,812
   Prepaid expenses                                                      7,635
                                                                   -----------
           Total assets                                             16,131,232
                                                                   -----------

LIABILITIES
   Payables
       Securities purchased                                            211,091
       Fund shares redeemed                                             37,934
       Transfer agent fees                                               5,174
       Fund accounting fees                                              3,943
       Distribution fees                                                 3,343
       Administration fees                                               2,674
       Due to advisor                                                    2,376
       Custodian fees                                                    1,379
   Accrued expenses                                                      5,239
                                                                   -----------
           Total liabilities                                           273,153
                                                                   -----------

NET ASSETS                                                         $15,858,079
                                                                   -----------
                                                                   -----------

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
  [$15,858,079/1,171,980 shares outstanding;
  unlimited number of shares (par value $0.01) authorized]              $13.53
                                                                        ------
                                                                        ------

COMPONENTS OF NET ASSETS
   Paid-in capital                                                 $13,482,691
   Undistributed net investment loss                                   (61,353)
   Accumulated net realized loss on investments                        (23,497)
   Net unrealized appreciation on investments                        2,460,238
                                                                   -----------
   Net assets                                                      $15,858,079
                                                                   -----------
                                                                   -----------

See accompanying Notes to Financial Statements.

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED OCTOBER 31, 2004 (UNAUDITED)

INVESTMENT INCOME
   Income
       Dividends (net of withholding tax $15)                         $ 46,932
       Interest                                                          1,635
                                                                      --------
           Total income                                                 48,567
                                                                      --------
   Expenses
       Advisory fees (Note 3)                                           58,886
       Distribution fees (Note 4)                                       19,629
       Transfer agent fees                                              16,018
       Administration fees (Note 3)                                     15,713
       Fund accounting fees                                             11,191
       Registration fees                                                 8,099
       Audit fees                                                        7,814
       Trustee fees                                                      5,040
       Legal fees                                                        4,285
       Custody fees                                                      3,007
       Reports to shareholders                                           2,333
       Miscellaneous fees                                                1,764
       Insurance fees                                                    1,374
                                                                      --------
           Total expenses                                              155,153
           Less: advisory fee waiver (Note 3)                          (45,233)
                                                                      --------
           Net expenses                                                109,920
                                                                      --------
               NET INVESTMENT LOSS                                     (61,353)
                                                                      --------

REALIZED AND UNREALIZED GAIN / (LOSS)
  ON INVESTMENTS
   Net realized gain on investments                                    859,195
   Net change in unrealized appreciation /
     (depreciation) on investments                                    (259,700)
                                                                      --------
       Net realized and unrealized gain on investments                 599,495
                                                                      --------
           NET INCREASE IN NET ASSETS
             RESULTING FROM OPERATIONS                                $538,142
                                                                      --------
                                                                      --------

See accompanying Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

                                                    Six Months Ended
                                                    October 31, 2004       Year Ended
                                                      (Unaudited)        April 30, 2004
                                                    ----------------     --------------
INCREASE / (DECREASE)
  IN NET ASSETS FROM:
OPERATIONS
   Net investment loss                                $   (61,353)        $  (103,945)
   Net realized gain on investments                       859,195             514,891
   Net change in unrealized
     appreciation / (depreciation) on
     investments                                         (259,700)          2,962,371
                                                      -----------         -----------
       Net increase in net assets
         resulting from operations                        538,142           3,373,317
                                                      -----------         -----------
TRANSACTIONS IN SHARES OF
  BENEFICIAL INTEREST
   Net (decrease) / increase in net assets
     derived from net change
     in outstanding shares (a)<F4>                       (160,452)            746,158
                                                      -----------         -----------
   TOTAL INCREASE IN NET ASSETS                           377,690           4,119,475
                                                      -----------         -----------

NET ASSETS
Beginning of period                                    15,480,389          11,360,914
                                                      -----------         -----------
END OF PERIOD                                         $15,858,079         $15,480,389
                                                      -----------         -----------
                                                      -----------         -----------
Includes undistributed net investment
  loss of                                             $   (61,353)        $        --
                                                      -----------         -----------

(a)<F4>  A summary of share transactions is as follows:

                            Six Months Ended
                            October 31, 2004                 Year Ended
                               (Unaudited)                 April 30, 2004
                          --------------------         ---------------------
                           Shares        Value         Shares          Value
                           ------        -----         ------          -----
Shares sold                38,915      $ 508,512       128,184      $1,554,248
Shares redeemed           (51,009)      (668,964)      (66,698)       (808,090)
                          -------      ---------       -------      ----------
Net decrease /
  (increase)              (12,094)     $(160,452)       61,486      $  746,158
                          -------      ---------       -------      ----------
                          -------      ---------       -------      ----------

See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                              Six Months
                                Ended
                             October 31,
                                 2004                                        Year Ended April 30,
                             (Unaudited)          2004              2003             2002              2001             2000
                             -----------          ----              ----             ----              ----             ----
Net asset
  value, beginning
  of period                     $13.07           $10.12            $12.14           $13.23            $14.37           $13.14
                                ------           ------            ------           ------            ------           ------
Income from
  investment
  operations:
     Net investment
       loss                      (0.05)           (0.09)            (0.08)           (0.08)            (0.09)           (0.11)
     Net realized
       and unrealized
       gain / (loss) on
       investments                0.51             3.04             (1.94)           (0.46)             1.25             1.99
                                ------           ------            ------           ------            ------           ------
Total from
  investment
  operations                      0.46             2.95             (2.02)           (0.54)             1.16             1.88
                                ------           ------            ------           ------            ------           ------
Less distributions:
     Dividends
       from net
       realized gain                --               --                --            (0.55)            (2.30)           (0.65)
                                ------           ------            ------           ------            ------           ------
Net asset value,
  end of period                 $13.53           $13.07            $10.12           $12.14            $13.23           $14.37
                                ------           ------            ------           ------            ------           ------
                                ------           ------            ------           ------            ------           ------
Total return                      3.52%*<F6>      29.15%           (16.64%)          (3.99%)            7.13%           14.93%
Ratios/supplemental data:
Net assets,
  end of period
  (thousands)                  $15,858          $15,480           $11,361          $12,653           $11,453          $10,190
Ratio of expenses to
  average net assets:
     Before expense
       reimbursement              1.98%+<F5>       2.04%             2.31%            2.14%             2.17%            2.51%
     After expense
       reimbursement              1.40%+<F5>       1.40%             1.40%            1.40%             1.40%            1.40%
Ratio of net
  investment loss to
  average net assets:
     After expense
       reimbursement             (0.78%)+<F5>     (0.74%)           (0.80%)          (0.73%)           (0.72%)          (0.78%)
Portfolio
  turnover rate                  24.91*<F6>       46.09%            36.67%           63.38%            89.84%          114.39%

 +<F5>    Annualized
 *<F6>    Not Annualized

See accompanying Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
AT OCTOBER 31, 2004 (UNAUDITED)

NOTE 1 - ORGANIZATION

   The Segall Bryant & Hamill Mid Cap Fund (the "Fund") is a diversified series of shares of beneficial interest of Advisors Series Trust (the "Trust"), which is registered under the Investment Company Act of 1940 as an open-end management investment company. The Fund began operations on April 1, 1999. The Fund's objective is to seek growth of capital by investing in medium-capitalization ("mid-cap") companies with income as a secondary objective.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

   The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America.

   A. Security Valuation: The Fund's investments are carried at fair value. Securities that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ National Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price ("NOCP"). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter ("OTC") securities which are not traded in the NASDAQ National Market System shall be valued at the most recent trade price. Securities for which market quotations are not readily available, if any, are valued following procedures approved by the Board of Trustees. Short-term investments are valued at amortized cost, which approximates market value.

   B. Federal Income Taxes: It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required.

   C. Security Transactions, Dividends and Distributions: Security transactions are accounted for on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions to shareholders from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations which differs from accounting principles generally accepted in the United States of America. To the extent these book/tax differences are permanent such amounts are reclassified within the capital accounts based on their Federal tax treatment.

   D. Use of Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

   E. Reclassification of Capital Accounts. The Fund accounts and reports for distributions to shareholders in accordance with the American Institute of Certified Public Accountant's Statement of Position 93-2:
       Determination, Disclosure, and Financial Statement Presentation of Income, Capital and Return of Capital Distributions by Investment Companies.

NOTE 3 - INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

   For the six months ended October 31, 2004, Segall Bryant & Hamill (the "Advisor") provided the Fund with investment management services under an Investment Advisory Agreement. The Advisor furnished all investment advice, office space, facilities, and provides most of the personnel needed by the Fund. As compensation for its services, the Advisor is entitled to a monthly fee at the annual rate of 0.75% based upon the average daily net assets of the Fund. For the six months ended October 31, 2004, the Fund incurred $58,886 in advisory fees.

   The Fund is responsible for its own operating expenses. The Advisor has agreed to reduce fees payable to it by the Fund and to pay Fund operating expenses to the extent necessary to limit the Fund's aggregate annual operating expenses to 1.40% of average net assets (the "expense cap"). Any such reduction made by the Advisor in its fees or payment of expenses which are the Fund's obligation are subject to reimbursement by the Fund to the Advisor, if so requested by the Advisor, in subsequent fiscal years if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on Fund expenses. The Advisor is permitted to be reimbursed only for fee reductions and expense payments made in the previous three fiscal years, but is permitted to look back five years and four years, respectively, during the initial six years and seventh year of the Fund's operations. Any such reimbursement is also contingent upon Board of Trustees review and approval at the time the reimbursement is made. Such reimbursement may not be paid prior to the Fund's payment of current ordinary operating expenses. For the six months ended October 31, 2004, the Advisor reduced its fees in the amount of $45,233; no amounts were reimbursed to the Advisor. Cumulative expenses subject to recapture pursuant to the aforementioned conditions amounted to $404,210 at October 31, 2004. Accumulative expenses subject to recapture expire as follows:

                Year            Amount
                ----            ------
                2005           $173,010
                2006             95,676
                2007             90,291
                2008             45,233
                               --------
                               $404,210
                               --------
                               --------

   U.S. Bancorp Fund Services, LLC (the "Administrator") acts as the Fund's Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund's custodian, transfer agent and accountants; coordinates the preparation and payment of the Fund's expenses and reviews the Fund's expense accruals. For its services, the Administrator receives a monthly fee at the following annual rate:

Fund asset level                             Fee rate
----------------                             --------
Less than $15 million                        $30,000
$15 million to less than $50 million         0.20% of average daily net assets
$50 million to less than $100 million        0.15% of average daily net assets
$100 million to less than $150 million       0.10% of average daily net assets
More than $150 million                       0.05% of average daily net assets

   For the six months ended October 31, 2004, the Fund incurred $15,713 in administration fees.

   U.S. Bancorp Fund Services, LLC also serves as the Fund Accountant and Transfer Agent to the Fund. U.S. Bank, N.A., an affiliate of U.S. Bancorp Fund Services, serves as the Fund's Custodian.

   Quasar Distributors, LLC (the "Distributor") acts as the Fund's principal underwriter in a continuous public offering of the Fund's shares. The Distributor is an affiliate of the Administrator.

   Certain officers of the Fund are also officers of the Administrator and Distributor.

NOTE 4 - DISTRIBUTION COSTS

   The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 (the "Plan"). The Plan permits the Fund to pay for distribution and related expenses at an annual rate of up to 0.25% of the Fund's average daily net assets annually. The expenses covered by the Plan may include the cost of preparing and distributing prospectuses and other sales material, advertising and public relations expenses, payments to financial intermediaries and compensation of personnel involved in selling shares of the Fund. Payments made pursuant to the Plan will represent compensation for distribution and service activities, not reimbursements for specific expenses incurred. Pursuant to a distribution coordination agreement adopted under the Plan, distribution fees are paid to the Advisor as "Distribution Coordinator". For the six months ended October 31, 2004, the Fund paid the Distribution Coordinator $19,629.

NOTE 5 - PURCHASES AND SALES OF SECURITIES

   For the six months ended October 31, 2004, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, were $3,761,574 and $4,549,030 respectively.

NOTE 6 - DISTRIBUTIONS TO SHAREHOLDERS

   Net investment income / (loss) and net realized gains / (losses) differ for financial statement and tax purposes due to differing treatments of wash sale losses deferred and losses realized subsequent to October 31 on the sale of securities.

   There were no distributions paid during the six months ended October 31, 2004 and the year ended April 30, 2004.

   As of April 30, 2004, the Fund's most recently completed fiscal year end, the components of capital on a tax basis were as follows:

   Cost of investments                                     $12,948,893
                                                           -----------
                                                           -----------
   Gross unrealized appreciation                             2,947,537
   Gross unrealized depreciation                              (334,327)
                                                           -----------
   Net unrealized appreciation                             $ 2,613,210
                                                           -----------
                                                           -----------
   Other accumulated gains / (losses)                      $  (775,964)
                                                           -----------
   Total accumulated earnings / (losses)                   $ 1,837,246
                                                           -----------
                                                           -----------

   At April 30, 2004, the Fund had a net capital loss carryforward of ($775,964), of which ($317,214) expires in 2010 and ($458,750) expires in 2011.

NOTICE TO SHAREHOLDERS
AT OCTOBER 31, 2004 (UNAUDITED)

HOW TO OBTAIN A COPY OF THE FUND'S PROXY VOTING POLICIES

   A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling 1-877-829-8413 or on the U.S. Securities and Exchange Commission's website at http://www.sec.gov.
                        ------------------

HOW TO OBTAIN A COPY OF THE FUND'S PROXY VOTING RECORDS FOR THE 12-MONTH PERIOD ENDED JUNE 30, 2004

   Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-877-829-8413. Furthermore, you can obtain the Fund's proxy voting records on the SEC's website at
http://www.sec.gov.
------------------

QUARTERLY FILINGS ON FORM N-Q

   The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Form N-Q is available on the SEC's website at http://www.sec.gov. The Fund's Form N-Q
                                         ------------------
may be reviewed and copied at the SEC's Public Reference Room in Washington, DC and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Information included in the Fund's N-Q is also available by calling 1-877-829-8413.

                                    ADVISOR
                             Segall Bryant & Hamill
                       10 South Wacker Drive, Suite 2150
                            Chicago, Illinois 60606
                                 www.sbhic.com

                                  DISTRIBUTOR
                            Quasar Distributors, LLC
                      615 East Michigan Street, 2nd Floor
                           Milwaukee, Wisconsin 53202

                                   CUSTODIAN
                                U.S. Bank, N.A.
                               425 Walnut Street
                             Cincinnati, Ohio 45202

                      TRANSFER AGENT/SHAREHOLDER SERVICING
                        U.S. Bancorp Fund Services, LLC
                      615 East Michigan Street, 2nd Floor
                           Milwaukee, Wisconsin 53202
                                  877-829-8413

                 INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
                              Tait, Weller & Baker
                         1818 Market Street, Suite 2400
                        Philadelphia, Pennsylvania 19103

                                 LEGAL COUNSEL
                     Paul, Hastings, Janofsky & Walker, LLP
                          55 Second Street, 24th Floor
                        San Francisco, California 94105

This report is intended for the shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus. For a current prospectus please call 1-877-829-8413.

Past performance results shown in this report should not be considered a representation of future performance. Statements and other information herein are dated and are subject to change.

ITEM 2. CODE OF ETHICS.
-----------------------

Not applicable for semi-annual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
----------------------------------------

Not applicable for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
-----------------------------------------------

Not applicable for semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
----------------------------------------------

Not applicable to open-end investment companies.

ITEM 6. SCHEDULE OF INVESTMENTS.
--------------------------------

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
-------------------------------------------------------------------------
MANAGEMENT INVESTMENT COMPANIES.
--------------------------------

Not applicable to open-end investment companies.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
---------------------------------------------------------------------------
COMPANY AND AFFILIATED PURCHASES.
---------------------------------

Not applicable to open-end investment companies.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
------------------------------------------------------------

The registrant's independent directors/trustees serve as its nominating committee, however, they do not make use of a nominating committee charter. THERE HAVE BEEN NO MATERIAL CHANGES TO THE PROCEDURES BY WHICH SHAREHOLDERS MAY RECOMMEND NOMINEES TO THE REGISTRANT'S BOARD OF DIRECTORS.

ITEM 10. CONTROLS AND PROCEDURES.
---------------------------------

(a) The Registrant's President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no significant changes in the Registrant's internal controls over financial reporting that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.
-----------------

(a) (1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

     (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

     (3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

     (Registrant)  Advisors Series Trust
                   -------------------------------------

     By (Signature and Title) /s/ Eric M. Banhazl
                              --------------------------
                              Eric M. Banhazl, President

     Date    January 3, 2005
           ----------------------------------

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

     By (Signature and Title)*<F7> /s/ Eric M. Banhazl
                                   --------------------------
                                   Eric M. Banhazl, President

     Date    January 3, 2005
           ----------------------------------

     By (Signature and Title)*<F7> /s/ Douglas G. Hess
                                   --------------------------
                                   Douglas G. Hess, Treasurer

     Date    January 4, 2005
           ----------------------------------

*<F7> Print the name and title of each signing officer under his or her signature.